OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
OTHER NON-CURRENT ASSETS
Financial assets - Long-term receivables		¥ 127,754	¥ 128,673
Prepayment for mining rights		809,722	813,822
Long-term prepaid expenses		654,291	650,062
Deferred losses for sales and leaseback transactions		396,368	766,546
Others		1,177,785	849,819
Total non-financial assets		3,038,166	3,080,249
Total other non-current assets	$ 485,198	¥ 3,165,920	¥ 3,208,922